CONVERTIBLE NOTES PAYABLE	3 Months Ended	12 Months Ended
	Apr. 30, 2018	Jan. 31, 2018
Debt Disclosure [Abstract]
CONVERTIBLE NOTES PAYABLE

NOTE 7 – CONVERTIBLE NOTES PAYABLE

On October 17, 2017, the Company entered into a financing arrangement in the principal amount of $445,000 consisting of a convertible promissory note and warrants to purchase common shares of the company. As of April 30, 2018, the company has borrowed $225,000 of the available balance of $ 445,000. The outstanding principal of the Note bears interest at the rate of 10% per annum and is due July 17, 2018. An original debt discount in the amount of $ 25,000 on the issuance of the note and will be amortized over the life of the note.

The Note is convertible at the option of the holder into common stock of the Company at a conversion price of $0.25 per share. A debt discount related to the fixed rate conversion feature in the amount of $66,442 was recorded and is being amortized over the life of the note.  In addition, the holder of the note received warrants to purchase shares of the Company’s common stock equal to $225,000 divided by the market value of the shares on the date the financing arrangement was entered into. Upon issue, the Company recorded derivative liabilities for the conversion feature of the convertible notes and warrants, based up on the Binomial Fair Value Model and using the following assumptions: an exercise price of $0.25, our stock price on the date of grant $.126 expected dividend yield of 0%, expected volatility of 251.50, risk free interest rate of 1.25 for notes payable and 1.97% for warrants and an expected term of 0.75 years for notes payable and 5 years for warrants. .. Upon initial valuation, the derivative liability of $168,573 was recorded as a debt discount which is being amortized over the life of the note payable.

During the period ended April 30, 2018, $75,000 of the debt discount was amortized

On January 17, 2018, the Company issued a convertible note payable the principal amount of $165,0000. principal of the Note bears interest at the rate of 8% per annum and is due January 17, 2019. An original debt discount in the amount of $ 9,000 on the issuance of the note and will be amortized over the life of the note.

The Note is convertible at the option of the holder into common stock of the Company at a conversion price he lesser of the trading price of the the common stock on the trading day prior to the closing date of the note or 50% of the lowest trading or closing bid for the common stock during the 20 trading day period immediately prior to conversion.. Upon issue, the Company recorded derivative liabilities for the conversion feature of the convertible notes and warrants, based up on the Binomial Fair Value Model and using the following assumptions: an exercise price of $0.052, our stock price on the date of grant $.024, expected dividend yield of 0%, expected volatility of 113.400, risk free interest rate of 1.79 for notes payable , and remaining term of 1.00 year. Upon initial valuation, the derivative liability of $156,000 was recorded as a debt discount which is being amortized over the life of the note payable.

During the period ended April 30, 2018, $48,125 of the debt discount was amortized

On January 22, 2018, the Company issued a convertible note payable the principal amount of $165,0000. principal of the Note bears interest at the rate of 12% per annum and is due October 22, 2018. The “Conversion Price” will be the lesser of (i) the lowest trading price of our common stock during the twenty-five-day trading period prior to the issue date of the Note and (ii) 50% of the lowest trading price of our common stock during the twenty-five-day trading period prior to the conversion. Upon issue, the Company recorded derivative liabilities for the conversion feature of the convertible notes and warrants, based up on the Binomial Fair Value Model and using the following assumptions: an exercise price of $0.037, our stock price on the date of grant $.079, expected dividend yield of 0%, expected volatility of 113.400, risk free interest rate of 1.79 for notes payable , and remaining term of .75 year. . Upon initial valuation, the derivative liability of $165,000 was recorded as a debt discount which is being amortized over the life of the note payable.

During the period ended April 30, 2018, $57,750 of the debt discount was amortized.

On issuance of the notes payable, financing fees of $ 52,600 were deducted from loan proceeds. These have been deferred and are being amortized over the terms of the loans. During the period ended April 30, 2018, $ 16,897 of the deferred financing costs was amortized.

On October 17, 2017, the Company entered into a financing arrangement in the principal amount of $445,000 consisting of a convertible promissory note and warrants to purchase common shares of the company. As of January 31, 2018, the company has borrowed $225,000 of the available balance of $ 445,000. The outstanding principal of the Note bears interest at the rate of 10% per annum and is due July 17, 2018. An original issue discount in the amount of $ 25,000 and the balance of the face value of the note of $200,000 on the issuance of the note and will be amortized over the life of the note  . During the period ended January 31, 2018, $59,147 of the debt discount was amortized.

Debt Discount
Beginning Balance 1.31.17	-
Debt discount	225,000
Amortization of debt discount	(112,500)
Ending balance 1.31.18	112,500

The Note is convertible at the option of the holder into common stock of the Company at a conversion price of $0.25 per share. A debt discount related to the fixed rate conversion feature in the amount of $200,000 was recorded and is being amortized over the life of the note.  In addition, the holder of the note received warrants to purchase shares of the Company’s common stock equal to $225,000 divided by the market value of the shares on the date the financing arrangement was entered into. Upon issue, the Company recorded derivative liabilities for the conversion feature of the convertible notes and warrants, based up on the Binomial Fair Value Model and using the following assumptions: an exercise price of $0.25, our stock price on the date of grant $.126 expected dividend yield of 0%, expected volatility of 251.50, risk free interest rate of 1.25 for notes payable and 1.97% for warrants and an expected term of 0.75 years for notes payable and 5 years for warrants. Upon initial valuation, the derivative liability of $171,877 was recorded for the warrants. For the year ended January 31, 2018, the change in derivative liability was $(115,168), with a derivative liability balance of $56,709.

The derivative liabilities are valued on the date of issuance of the convertible note payable and revalued at each reporting period On January 31, 2018, the Company recorded derivative liabilities for the conversion feature of the convertible notes and warrants, based up on the Binomial Fair Value Model and using the following assumptions: an exercise price of $0.25, our stock price on the date of grant $.05 expected dividend yield of 0%, expected volatility of 251.50, risk free interest rate of 1.28 for notes payable and 2.01% for warrants and an expected term of 0.50 years for notes payable and 5 years for warrants. . Upon initial valuation, the derivative liability of $82,518 was recorded for the notes payable. For the year ended January 31, 2018, the change in derivative liability was $(45,166), with a derivative liability balance of $37,352 which has been recorded on the income statement of the Company for the year ended January 31, 2018.

Derivative Liability
Beginning Balance 1.31.17	-
Initial derivative liability	82,518
Initial derivative - Warrants	117,482
Change in fair value	(45,166)
Change in fair value - Warrant	(69,274)
Ending derivative liability 1.31.18	85,560